CASH FLOW STATEMENT - Analysis of net debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Cash Flow Statement [line items]
Balance at beginning of year	$ (1,104)	$ (1,281)	$ (1,550)
Net cash flow impact/debt movement	(499)	197	236
Termination of finance lease			5
Exchange adjustment	3	(20)	28
Balance at end of year	(1,600)	(1,104)	(1,281)
Lease liabilities	(170)
Net debt including lease liabilities	(1,770)	(1,104)	(1,281)
Currency swaps
Disclosure Of Cash Flow Statement [line items]
Balance at beginning of year	(1)	2	1
Net cash flow impact/debt movement	2	8	(24)
Exchange adjustment	(1)	(11)	25
Balance at end of year		(1)	2
Interest swaps
Disclosure Of Cash Flow Statement [line items]
Balance at beginning of year	(3)	(2)	(1)
Net cash flow impact/debt movement		(1)	(1)
Exchange adjustment	3
Balance at end of year		(3)	(2)
Overdrafts
Disclosure Of Cash Flow Statement [line items]
Balance at beginning of year	(32)	(14)	(62)
Net cash flow impact/debt movement	12	(18)	49
Exchange adjustment			(1)
Balance at end of year	(20)	(32)	(14)
Net debt including lease liabilities	(20)
Due within one year
Disclosure Of Cash Flow Statement [line items]
Balance at beginning of year	(132)	(13)	(24)
Net cash flow impact/debt movement	125	(118)	9
Termination of finance lease			2
Exchange adjustment	1	(1)
Balance at end of year	(6)	(132)	(13)
Lease liabilities	(46)
Net debt including lease liabilities	(52)
Due after one year
Disclosure Of Cash Flow Statement [line items]
Balance at beginning of year	(1,301)	(1,423)	(1,564)
Net cash flow impact/debt movement	(550)	126	139
Termination of finance lease			3
Exchange adjustment		(4)	(1)
Balance at end of year	(1,851)	(1,301)	(1,423)
Lease liabilities	(124)
Net debt including lease liabilities	(1,975)
Cash
Disclosure Of Cash Flow Statement [line items]
Balance at beginning of year	365	169	100
Net cash flow impact/debt movement	(88)	200	64
Exchange adjustment		(4)	5
Balance at end of year	277	$ 365	$ 169
Net debt including lease liabilities	$ 277